UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                          USAA FIRST START GROWTH Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48487-0608                                    (C)2008, USAA. All rights reserved

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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               EQUITY SECURITIES (68.7%)

               COMMON STOCKS (55.3%)

               CONSUMER DISCRETIONARY (5.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
        1,300  Coach, Inc.  *                                     $           46
                                                                 ---------------
               APPAREL RETAIL (0.6%)
        3,900  Abercrombie & Fitch Co. "A"                                   290
          500  American Eagle Outfitters, Inc.                                 9
       11,900  Gap, Inc.                                                     222
       21,300  TJX Companies, Inc.                                           686
                                                                 ---------------
                                                                           1,207
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.7%)
       10,800  Autoliv, Inc.                                                 662
        5,500  BorgWarner, Inc.                                              270
       16,000  Johnson Controls, Inc.                                        564
                                                                 ---------------
                                                                           1,496
                                                                 ---------------
               BROADCASTING & CABLE TV (0.5%)
        3,700  Clear Channel Communications, Inc.                            111
        3,200  Comcast Corp. "A"                                              66
       29,100  DIRECTV Group, Inc.  *                                        717
          400  E.W. Scripps Co. "A"                                           18
          400  Time Warner Cable, Inc. "A"  *                                 11
                                                                 ---------------
                                                                             923
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.5%)
       10,100  Best Buy Co., Inc.                                            434
        1,500  Gamestop Corp. "A"  *                                          83
       37,500  RadioShack Corp.                                              521
                                                                 ---------------
                                                                           1,038
                                                                 ---------------
               CONSUMER ELECTRONICS (0.1%)
        5,100  Garmin Ltd.                                                   209
        1,057  Harman International Industries, Inc.                          43
                                                                 ---------------
                                                                             252
                                                                 ---------------
               DEPARTMENT STORES (0.1%)
        4,500  Macy's, Inc.                                                  114
                                                                 ---------------
               EDUCATIONAL SERVICES (0.4%)
          300  Apollo Group, Inc. "A"  *                                      15
       33,900  Career Education Corp.  *                                     683
          504  ITT Educational Services, Inc.  *                              39
                                                                 ---------------
                                                                             737
                                                                 ---------------
               FOOTWEAR (0.2%)
        4,500  NIKE, Inc. "B"                                                301
                                                                 ---------------
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APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               GENERAL MERCHANDISE STORES (0.3%)
       10,500  Family Dollar Stores, Inc.                         $          224
        6,300  Target Corp.                                                  335
                                                                 ---------------
                                                                             559
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (0.1%)
        2,200  Home Depot, Inc.                                               64
        4,300  Lowe's Companies, Inc.                                        108
                                                                 ---------------
                                                                             172
                                                                 ---------------
               HOMEBUILDING (0.0%)
          900  Centex Corp.                                                   19
        1,000  Lennar Corp. "A"                                               18
                                                                 ---------------
                                                                              37
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
          200  Carnival Corp.                                                  8
        2,600  Royal Caribbean Cruises Ltd.                                   83
                                                                 ---------------
                                                                              91
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.2%)
        6,200  Whirlpool Corp.                                               451
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
       22,100  American Greetings Corp. "A"                                  396
                                                                 ---------------
               INTERNET RETAIL (0.1%)
          800  Amazon.com, Inc.  *                                            63
          500  Expedia, Inc.  *                                               12
        5,500  Netflix, Inc.  *                                              176
          240  NutriSystem, Inc.                                               5
                                                                 ---------------
                                                                             256
                                                                 ---------------
               LEISURE PRODUCTS (0.4%)
       33,400  Callaway Golf Co.                                             459
        8,700  Hasbro, Inc.                                                  310
        6,200  Mattel, Inc.                                                  116
                                                                 ---------------
                                                                             885
                                                                 ---------------
               MOVIES & ENTERTAINMENT (0.9%)
        1,000  News Corp. "A"                                                 18
       30,000  Regal Entertainment Group "A"                                 569
       11,100  Time Warner, Inc.                                             165
       33,100  Walt Disney Co.                                             1,073
                                                                 ---------------
                                                                           1,825
                                                                 ---------------
               PUBLISHING (0.0%)
       13,900  Idearc, Inc.                                                   46
                                                                 ---------------
               RESTAURANTS (0.1%)
          400  Burger King Holdings, Inc.                                     11
        3,600  Yum! Brands, Inc.                                             147
                                                                 ---------------
                                                                             158
                                                                 ---------------
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APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SPECIALTY STORES (0.0%)
        1,300  Staples, Inc.                                      $           28
          600  Tiffany & Co.                                                  26
                                                                 ---------------
                                                                              54
                                                                 ---------------
               TIRES & RUBBER (0.1%)
        4,600  Goodyear Tire & Rubber Co.  *                                 123
                                                                 ---------------
               Total Consumer Discretionary                               11,167
                                                                 ---------------

               CONSUMER STAPLES (5.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
        4,800  Corn Products International, Inc.                             223
                                                                 ---------------
               DRUG RETAIL (0.0%)
        1,600  Walgreen Co.                                                   56
                                                                 ---------------
               FOOD RETAIL (0.6%)
        8,189  Kroger Co.                                                    223
        2,800  Ruddick Corp.                                                 108
       22,000  Safeway, Inc.                                                 695
        3,400  SUPERVALU, Inc.                                               113
                                                                 ---------------
                                                                           1,139
                                                                 ---------------
               HOUSEHOLD PRODUCTS (1.3%)
        4,900  Church & Dwight Co., Inc.                                     278
        9,200  Clorox Co.                                                    488
          900  Colgate-Palmolive Co.                                          64
       27,400  Procter & Gamble Co.                                        1,837
                                                                 ---------------
                                                                           2,667
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (0.4%)
       13,100  Wal-Mart Stores, Inc.                                         760
                                                                 ---------------
               PACKAGED FOODS & MEAT (0.5%)
       11,400  Kellogg Co.                                                   583
        5,700  Kraft Foods, Inc. "A"                                         180
        5,500  Sara Lee Corp.                                                 80
        2,000  Tyson Foods, Inc. "A"                                          36
        1,800  William Wrigley Jr. Co.                                       137
                                                                 ---------------
                                                                           1,016
                                                                 ---------------
               PERSONAL PRODUCTS (0.3%)
       13,700  Avon Products, Inc.                                           534
        4,600  Bare Escentuals, Inc.  *                                      105
                                                                 ---------------
                                                                             639
                                                                 ---------------
               SOFT DRINKS (1.9%)
       16,500  Coca-Cola Co.                                                 971
       22,700  Coca-Cola Enterprises, Inc.                                   511
        2,700  Hansen Natural Corp.  *                                        95
       18,400  Pepsi Bottling Group, Inc.                                    620
       18,200  PepsiAmericas, Inc.                                           468
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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       16,600  PepsiCo, Inc.                                      $        1,138
                                                                 ---------------
                                                                           3,803
                                                                 ---------------
               Total Consumer Staples                                     10,303
                                                                 ---------------

               ENERGY (8.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
          200  Alpha Natural Resources, Inc.  *                               10
        1,800  CONSOL Energy, Inc.                                           146
          700  Foundation Coal Holdings, Inc.                                 42
          600  Massey Energy Corp.                                            31
                                                                 ---------------
                                                                             229
                                                                 ---------------
               INTEGRATED OIL & GAS (5.5%)
       27,200  Chevron Corp.                                               2,615
       18,500  ConocoPhillips                                              1,594
       50,600  Exxon Mobil Corp.                                           4,709
        6,643  Marathon Oil Corp.                                            303
        5,700  Murphy Oil Corp.                                              515
       15,800  Occidental Petroleum Corp.                                  1,315
                                                                 ---------------
                                                                          11,051
                                                                 ---------------
               OIL & GAS DRILLING (0.2%)
        2,279  ENSCO International, Inc.                                     145
        3,964  Noble Corp.                                                   223
        1,100  Patterson-UTI Energy, Inc.                                     31
          339  Transocean, Inc.  *                                            50
                                                                 ---------------
                                                                             449
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
        1,900  Baker Hughes, Inc.                                            154
        1,600  Cameron International Corp.  *                                 79
        1,000  FMC Technologies, Inc.  *                                      67
        1,400  Global Industries Ltd.  *                                      22
       26,400  Halliburton Co.                                             1,212
       12,000  National-Oilwell Varco, Inc.  *                               821
        6,200  Schlumberger Ltd.                                             624
                                                                 ---------------
                                                                           2,979
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
        3,600  Anadarko Petroleum Corp.                                      240
        7,000  Apache Corp.                                                  943
          700  Cabot Oil & Gas Corp.                                          40
          200  Chesapeake Energy Corp.                                        10
        1,900  Denbury Resources, Inc.  *                                     58
          700  Devon Energy Corp.                                             79
        1,300  Quicksilver Resources, Inc.  *                                 54
          100  XTO Energy, Inc.                                                6
                                                                 ---------------
                                                                           1,430
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.1%)
        2,800  Frontier Oil Corp.                                             70
          300  Tesoro Corp.                                                    7
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APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
          800  Valero Energy Corp.                               $            39
                                                                 ---------------
                                                                             116
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
          300  Williams Companies, Inc.                                       10
                                                                 ---------------
               Total Energy                                               16,264
                                                                 ---------------

               FINANCIALS (7.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
       21,400  Bank of New York Mellon Corp.                                 932
       10,300  Federated Investors, Inc. "B"                                 345
        5,100  Franklin Resources, Inc.                                      485
       45,700  GLG Partners, Inc.                                            377
        9,800  Northern Trust Corp.                                          726
       18,200  SEI Investments Co.                                           423
        9,500  State Street Corp.                                            685
        5,600  Waddell & Reed Financial, Inc. "A"                            190
                                                                 ---------------
                                                                           4,163
                                                                 ---------------
               CONSUMER FINANCE (0.1%)
        1,900  American Express Co.                                           91
        3,280  Capital One Financial Corp.                                   174
        2,304  First Marblehead Corp.                                          9
                                                                 ---------------
                                                                             274
                                                                 ---------------
               DIVERSIFIED BANKS (0.3%)
        5,500  Wachovia Corp.                                                161
       14,900  Wells Fargo & Co.                                             443
                                                                 ---------------
                                                                             604
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (0.9%)
       36,400  Charles Schwab Corp.                                          786
        2,300  Goldman Sachs Group, Inc.                                     440
          200  Lehman Brothers Holdings, Inc.                                  9
        1,400  Merrill Lynch & Co., Inc.                                      70
        8,906  Morgan Stanley                                                433
                                                                 ---------------
                                                                           1,738
                                                                 ---------------
               LIFE & HEALTH INSURANCE (0.9%)
       11,400  AFLAC, Inc.                                                   760
        4,600  MetLife, Inc.                                                 280
        8,200  Prudential Financial, Inc.                                    621
        6,500  Unum Group                                                    151
                                                                 ---------------
                                                                           1,812
                                                                 ---------------
               MULTI-LINE INSURANCE (0.4%)
       14,856  American International Group, Inc.                            686
        2,200  Assurant, Inc.                                                143
                                                                 ---------------
                                                                             829
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
       23,800  Bank of America Corp.                                         894
       58,300  Citigroup, Inc.                                             1,473
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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       16,600  JPMorgan Chase & Co.                              $           791
                                                                 ---------------
                                                                           3,158
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
        7,200  ACE Ltd.                                                      434
        5,700  Allied World Assurance Co. Holdings Ltd.                      235
        3,600  CNA Financial Corp.                                            96
       18,100  W.R. Berkley Corp.                                            465
        2,285  XL Capital Ltd. "A"                                            80
                                                                 ---------------
                                                                           1,310
                                                                 ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
          400  Jones Lang LaSalle, Inc.                                       31
          700  St. Joe Co.                                                    28
                                                                 ---------------
                                                                              59
                                                                 ---------------
               REGIONAL BANKS (0.2%)
        4,200  SunTrust Banks, Inc.                                          234
        2,900  Wilmington Trust Corp.                                         95
                                                                 ---------------
                                                                             329
                                                                 ---------------
               REINSURANCE (0.3%)
       11,800  Endurance Specialty Holdings Ltd.                             438
        1,700  Reinsurance Group of America, Inc.                             88
        2,000  RenaissanceRe Holdings Ltd.                                   103
          500  Transatlantic Holdings, Inc.                                   33
                                                                 ---------------
                                                                             662
                                                                 ---------------
               SPECIALIZED FINANCE (0.5%)
       14,700  NASDAQ OMX Group, Inc.  *                                     536
        4,900  NYMEX Holdings, Inc.                                          454
          100  NYSE Euronext                                                   6
                                                                 ---------------
                                                                             996
                                                                 ---------------
               Total Financials                                           15,934
                                                                 ---------------

               HEALTH CARE (6.0%)
               ------------------
               BIOTECHNOLOGY (0.6%)
        8,721  Amgen, Inc.  *                                                365
        6,700  Cephalon, Inc.  *                                             418
          300  Genentech, Inc.  *                                             21
        1,100  Genzyme Corp.  *                                               77
        7,400  Gilead Sciences, Inc.  *                                      383
                                                                 ---------------
                                                                           1,264
                                                                 ---------------
               HEALTH CARE EQUIPMENT (0.8%)
       12,000  Baxter International, Inc.                                    748
          400  Becton, Dickinson and Co.                                      36
       10,800  Boston Scientific Corp.  *                                    144
          300  Edwards Lifesciences Corp.  *                                  16
          400  IDEXX Laboratories, Inc.  *                                    21
          200  Intuitive Surgical, Inc.  *                                    58
       12,500  Kinetic Concepts, Inc.  *                                     496
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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        2,000  Medtronic, Inc.                                   $            97
                                                                 ---------------
                                                                           1,616
                                                                 ---------------
               HEALTH CARE SERVICES (0.2%)
          200  Express Scripts, Inc.  *                                       14
        1,000  Medco Health Solutions, Inc.  *                                50
        6,600  Quest Diagnostics, Inc.                                       331
                                                                 ---------------
                                                                             395
                                                                 ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
          400  Cerner Corp.  *                                                19
        2,200  HLTH Corp.  *                                                  24
                                                                 ---------------
                                                                              43
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
        9,500  Applera Corp. - Applied Biosystems Group                      303
        3,900  Thermo Fisher Scientific, Inc.  *                             226
        4,400  Waters Corp.  *                                               270
                                                                 ---------------
                                                                             799
                                                                 ---------------
               MANAGED HEALTH CARE (1.0%)
       16,500  Aetna, Inc.                                                   719
        5,800  CIGNA Corp.                                                   248
          800  Coventry Health Care, Inc.  *                                  36
        9,600  Humana, Inc.  *                                               459
        5,600  UnitedHealth Group, Inc.                                      183
        4,876  WellPoint, Inc.  *                                            242
                                                                 ---------------
                                                                           1,887
                                                                 ---------------
               PHARMACEUTICALS (3.0%)
        3,800  Abbott Laboratories                                           200
        2,300  Allergan, Inc.                                                130
       42,300  Bristol-Myers Squibb Co.                                      929
       11,900  Eli Lilly and Co.                                             573
          400  Endo Pharmaceuticals Holdings, Inc.  *                         10
        4,100  Forest Laboratories, Inc.  *                                  142
       16,100  Johnson & Johnson                                           1,080
       15,300  Medicis Pharmaceutical Corp. "A"                              315
       15,522  Merck & Co., Inc.                                             591
       62,100  Pfizer, Inc.                                                1,249
       15,833  Schering-Plough Corp.                                         292
       25,200  Sepracor, Inc.  *                                             543
        1,000  Watson Pharmaceuticals, Inc.  *                                31
                                                                 ---------------
                                                                           6,085
                                                                 ---------------
               Total Health Care                                          12,089
                                                                 ---------------

               INDUSTRIALS (7.3%)
               ------------------
               AEROSPACE & DEFENSE (2.2%)
       14,400  Boeing Co.                                                  1,222
       15,500  Honeywell International, Inc.                                 921
          200  L-3 Communications Holdings, Inc.                              23
        6,500  Lockheed Martin Corp.                                         689
        2,600  Northrop Grumman Corp.                                        191
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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        3,800  Raytheon Co.                                      $           243
        9,000  Rockwell Collins, Inc.                                        568
        8,100  United Technologies Corp.                                     587
                                                                 ---------------
                                                                           4,444
                                                                 ---------------
               AIR FREIGHT & LOGISTICS (0.2%)
        4,400  FedEx Corp.                                                   422
          200  United Parcel Service, Inc. "B"                                14
                                                                 ---------------
                                                                             436
                                                                 ---------------
               AIRLINES (0.1%)
        3,300  Delta Air Lines, Inc.  *                                       28
        8,400  Southwest Airlines Co.                                        111
                                                                 ---------------
                                                                             139
                                                                 ---------------
               BUILDING PRODUCTS (0.1%)
        1,300  Trane, Inc.                                                    60
        1,100  USG Corp.  *                                                   39
                                                                 ---------------
                                                                              99
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
          800  Fluor Corp.                                                   122
          900  Jacobs Engineering Group, Inc.  *                              78
        1,200  KBR, Inc.                                                      34
        1,200  Quanta Services, Inc.  *                                       32
          600  Shaw Group, Inc.  *                                            30
                                                                 ---------------
                                                                             296
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
        1,100  AGCO Corp.  *                                                  66
       11,300  Caterpillar, Inc.                                             925
       13,806  Cummins, Inc.                                                 865
          800  Joy Global, Inc.                                               59
       12,100  Manitowoc Co., Inc.                                           458
                                                                 ---------------
                                                                           2,373
                                                                 ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
          200  Corporate Executive Board Co.                                   9
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
          400  First Solar, Inc.  *                                          117
        8,100  Rockwell Automation, Inc.                                     439
          200  SunPower Corp. "A"  *                                          18
          300  Thomas & Betts Corp.  *                                        11
                                                                 ---------------
                                                                             585
                                                                 ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
        1,502  Manpower, Inc.                                                101
        3,800  Robert Half International, Inc.                                90
                                                                 ---------------
                                                                             191
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (1.8%)
       10,550  3M Co.                                                        811
       60,300  General Electric Co.                                        1,972

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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       17,400  Tyco International Ltd.                            $          814
                                                                 ---------------
                                                                           3,597
                                                                 ---------------
               INDUSTRIAL MACHINERY (0.6%)
          400  Dover Corp.                                                    20
        6,700  Eaton Corp.                                                   588
          600  Harsco Corp.                                                   36
          300  Lincoln Electric Holdings, Inc.                                23
        6,600  Parker-Hannifin Corp.                                         527
                                                                 ---------------
                                                                           1,194
                                                                 ---------------
               MARINE (0.0%)
          400  Kirby Corp.  *                                                 22
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        6,300  Herman Miller, Inc.                                           147
       27,300  Steelcase, Inc. "A"                                           302
                                                                 ---------------
                                                                             449
                                                                 ---------------
               RAILROADS (0.4%)
        5,700  Union Pacific Corp.                                           828
                                                                 ---------------
               TRUCKING (0.0%)
        4,425  Hertz Global Holdings, Inc.  *                                 57
          700  JB Hunt Transport Services, Inc.                               24
                                                                 ---------------
                                                                              81
                                                                 ---------------
               Total Industrials                                          14,743
                                                                 ---------------

               INFORMATION TECHNOLOGY (10.0%)
               ------------------------------
               APPLICATION SOFTWARE (0.3%)
          200  Adobe Systems, Inc.  *                                          7
        9,700  Autodesk, Inc.  *                                             369
        2,000  Compuware Corp.  *                                             15
        1,200  salesforce.com, Inc.  *                                        80
                                                                 ---------------
                                                                             471
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (1.0%)
       34,600  Cisco Systems, Inc.  *                                        887
       19,400  Corning, Inc.                                                 518
        2,400  Juniper Networks, Inc.  *                                      66
       14,000  QUALCOMM, Inc.                                                605
                                                                 ---------------
                                                                           2,076
                                                                 ---------------
               COMPUTER HARDWARE (2.1%)
        9,900  Apple, Inc.  *                                              1,722
       28,300  Dell, Inc.  *                                                 527
       24,000  Hewlett-Packard Co.                                         1,113
        6,700  International Business Machines Corp.                         809
                                                                 ---------------
                                                                           4,171
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.8%)
        5,700  EMC Corp.  *                                                   88
       13,400  Lexmark International, Inc. "A"  *                            421
        1,300  NetApp, Inc.  *                                                31

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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       31,900  Seagate Technology                                $           602
       18,100  Western Digital Corp.  *                                      525
                                                                 ---------------
                                                                           1,667
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
        7,000  DST Systems, Inc.  *                                          419
          100  MasterCard, Inc. "A"                                           28
          400  VeriFone Holdings, Inc.  *                                      4
          400  Western Union Co.                                               9
                                                                 ---------------
                                                                             460
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
        4,300  eBay, Inc.  *                                                 135
        1,700  Google, Inc. "A"  *                                           976
        2,500  Yahoo!, Inc.  *                                                68
                                                                 ---------------
                                                                           1,179
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
       20,200  Accenture Ltd. "A"                                            758
          400  Acxiom Corp.                                                    5
          900  Cognizant Technology Solutions Corp. "A"  *                    29
                                                                 ---------------
                                                                             792
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
       11,000  Applied Materials, Inc.                                       205
        6,300  MEMC Electronic Materials, Inc.  *                            397
        1,300  Teradyne, Inc.  *                                              17
                                                                 ---------------
                                                                             619
                                                                 ---------------
               SEMICONDUCTORS (2.2%)
       21,900  Analog Devices, Inc.                                          706
        1,900  Broadcom Corp. "A"  *                                          49
          600  Cree, Inc.  *                                                  16
       83,300  Intel Corp.                                                 1,854
          900  Intersil Corp. "A"                                             24
        9,600  Microchip Technology, Inc.                                    353
       20,200  NVIDIA Corp.  *                                               415
       34,700  Texas Instruments, Inc.                                     1,012
                                                                 ---------------
                                                                           4,429
                                                                 ---------------
               SYSTEMS SOFTWARE (2.1%)
        4,300  BMC Software, Inc.  *                                         150
       96,400  Microsoft Corp.                                             2,749
       62,500  Oracle Corp.  *                                             1,303
                                                                 ---------------
                                                                           4,202
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
          300  Avnet, Inc.  *                                                  8
                                                                 ---------------
               Total Information Technology                               20,074
                                                                 ---------------

               MATERIALS (2.1%)
               ----------------
               ALUMINUM (0.0%)
        1,800  Alcoa, Inc.                                                    63
                                                                 ---------------

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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DIVERSIFIED CHEMICALS (0.2%)
        1,700  Dow Chemical Co.                                  $            68
          600  Eastman Chemical Co.                                           44
       13,200  Hercules, Inc.                                                248
                                                                 ---------------
                                                                             360
                                                                 ---------------
               DIVERSIFIED METALS & MINING (0.4%)
        5,929  Freeport-McMoRan Copper & Gold, Inc.                          674
          600  Southern Copper Corp.                                          69
                                                                 ---------------
                                                                             743
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
        1,300  CF Industries Holdings, Inc.                                  174
        6,900  Monsanto Co.                                                  787
        1,300  Mosaic Co.  *                                                 159
        3,300  Terra Industries, Inc.  *                                     125
                                                                 ---------------
                                                                           1,245
                                                                 ---------------
               INDUSTRIAL GASES (0.2%)
        1,600  Air Products & Chemicals, Inc.                                158
        2,500  Praxair, Inc.                                                 228
                                                                 ---------------
                                                                             386
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.1%)
        4,600  Owens-Illinois, Inc.  *                                       254
                                                                 ---------------
               PAPER PACKAGING (0.0%)
        1,200  Sealed Air Corp.                                               30
                                                                 ---------------
               SPECIALTY CHEMICALS (0.0%)
          300  Cytec Industries, Inc.                                         18
          500  Lubrizol Corp.                                                 29
                                                                 ---------------
                                                                              47
                                                                 ---------------
               STEEL (0.6%)
        5,800  AK Steel Holding Corp.                                        364
       10,000  Nucor Corp.                                                   755
                                                                 ---------------
                                                                           1,119
                                                                 ---------------
               Total Materials                                             4,247
                                                                 ---------------

               TELECOMMUNICATION SERVICES (1.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
       52,195  AT&T, Inc.                                                  2,020
        2,900  Embarq Corp.                                                  121
          648  Fairpoint Communications, Inc.                                  6
       34,400  Verizon Communications, Inc.                                1,324
       26,400  Windstream Corp.                                              310
                                                                 ---------------
                                                                           3,781
                                                                 ---------------
               Total Telecommunication Services                            3,781
                                                                 ---------------

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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
        4,100  Edison International                              $           214
        5,000  Entergy Corp.                                                 574
        6,100  FPL Group, Inc.                                               404
                                                                 ---------------
                                                                           1,192
                                                                 ---------------
               GAS UTILITIES (0.1%)
       10,300  UGI Corp.                                                     268
                                                                 ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS (0.3%)
        6,200  Constellation Energy Group, Inc.                              525
                                                                 ---------------
               MULTI-UTILITIES (0.4%)
        3,100  Dominion Resources, Inc.                                      135
       12,100  Public Service Enterprise Group, Inc.                         531
        6,300  TECO Energy, Inc.                                             101
                                                                 ---------------
                                                                             767
                                                                 ---------------
               Total Utilities                                             2,752
                                                                 ---------------
               Total Common Stocks (cost: $112,661)                      111,354
                                                                 ---------------

  PRINCIPAL
  AMOUNT                                                                  MARKET
  $(000)/                                                                  VALUE
  SHARES        SECURITY                                                   (000)
--------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.5%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        5,000  Dairy Farmers of America, Inc., 7.88%, cumulative
                 redeemable, perpetual (a)                                   410
                                                                 ---------------

               FINANCIALS (0.7%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       15,000  Delphi Financial Group, Inc., 7.38%, perpetual                284
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
        2,500  Axis Capital Holdings Ltd., 7.50%, perpetual                  241
                                                                 ---------------
               REINSURANCE (0.4%)
          500  Ram Holdings Ltd., 7.50%, non-cumulative,
                 perpetual                                                   312
      500,000  Swiss Re Capital I LP, 6.85%, perpetual (a)                   455
                                                                 ---------------
                                                                             767
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
       20,000  IndyMac Bank, F.S.B., 8.50% (a)                               102
        1,000  Washington Mutual Capital Trust, 5.38%,
                 cumulative convertible, perpetual                            30
                                                                 ---------------
                                                                             132
                                                                 ---------------
               Total Financials                                            1,424
                                                                 ---------------

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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL
  AMOUNT                                                                  MARKET
  $(000)/                                                                  VALUE
  SHARES        SECURITY                                                   (000)
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
          500  Centaur Funding Corp., 9.08%  (a)                 $           504
                                                                 ---------------

               U.S. GOVERNMENT (0.4%)
               ----------------------
       20,000  Fannie Mae, 8.25%, perpetual (b)                              502
       10,000  Freddie Mac, 8.38%, perpetual (b)                             256
                                                                 ---------------
               Total U.S. Government                                         758
                                                                 ---------------
               Total Preferred Securities (cost: $3,911)                   3,096
                                                                 ---------------

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               EXCHANGE-TRADED FUNDS (11.9%)
      245,090  iShares MSCI EAFE Index Fund  (c)                          18,580
        9,300  iShares Russell 1000 Growth Index Fund                        535
       56,100  iShares Russell 1000 Index Fund                             4,238
        3,700  SPDR Trust Series 1                                           512
                                                                 ---------------
               Total Exchange-Traded Funds (cost: $21,808)                23,865
                                                                 ---------------
               Total Equity Securities
               (cost: $138,380)                                          138,315
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                  COUPON                      VALUE
        (000) SECURITY                         RATE     MATURITY           (000)
 -------------------------------------------------------------------------------


               BONDS (29.4%)

               CORPORATE OBLIGATIONS (12.2%)

               CONSUMER DISCRETIONARY (1.3%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY
               GOODS (0.1%)
$   250        Kellwood Co. (c)                 7.63%  10/15/2017            164
                                                                   -------------
               BROADCASTING & CABLE TV (0.3%)
    500        Liberty Media Corp. (c)          7.88    7/15/2009            507
                                                                   -------------
               HOMEBUILDING (0.7%)
    500        Centex Corp. (c)                 7.50    1/15/2012            479
  1,000        Lennar Corp. (c)                 7.63    3/01/2009            989
                                                                   -------------
                                                                           1,468
                                                                   -------------
               HOUSEHOLD APPLIANCES (0.2%)
    500        Stanley Works Capital
                 Trust I (c)                    5.90   12/01/2045            406
                                                                   -------------

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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                  COUPON                      VALUE
        (000) SECURITY                         RATE     MATURITY           (000)
--------------------------------------------------------------------------------
               Total Consumer Discretionary                                2,545
                                                                   -------------

               ENERGY (0.2%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
$   500        Sabine Pass LNG, LP (c)          7.25%  11/30/2013  $         465
                                                                   -------------

               FINANCIALS (7.3%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    500        American Capital Strategies
                 Ltd. (c)                       6.85    8/01/2012            473
                                                                   -------------
               CONSUMER FINANCE (0.2%)
    500        General Motors Acceptance Corp.
                 (c)                            6.75   12/01/2014            382
                                                                   -------------
               LIFE & HEALTH INSURANCE (0.5%)
  1,000        Great-West Life & Annuity
                 Insurance Co. (a),(c)          7.15    5/16/2046            913
                                                                   -------------
               MULTI-LINE INSURANCE (0.4%)
    500        Oil Casualty Insurance Ltd.
                 (a),(c)                        8.00    9/15/2034            436
    500        Oil Insurance Ltd. (a),(c)       7.56            -(d)         438
                                                                   -------------
                                                                             874
                                                                   -------------
               PROPERTY & CASUALTY INSURANCE (1.8%)
    500        Assured Guaranty U.S. Holdings,
                 Inc.                           6.40   12/15/2066            357
    500        Fidelity National Title Group,
                 Inc. (c)                       5.25    3/15/2013            488
    500        Fund American Companies,
                 Inc. (c)                       5.88    5/15/2013            490
    500        Markel Corp. (c)                 6.80    2/15/2013            511
    500        MBIA Insurance Co. (a)          14.00    1/15/2033            458
    500        Ohio Casualty Corp. (c)          7.30    6/15/2014            508
    500        Travelers Companies, Inc. (c)    6.25    3/15/2037            438
    500        XL Capital Ltd. (c)              6.50            -(d)         350
                                                                   -------------
                                                                           3,600
                                                                   -------------
               REGIONAL BANKS (2.6%)
  1,000        CBG Florida REIT Corp. (a)       7.11            -(d)         371
  1,000        First Republic Bank Corp. (c)    7.75    9/15/2012          1,065
  1,000        Fulton Capital Trust I (c)       6.29    2/01/2036            709
    500        National City Preferred Capital
                 Trust I                       12.00            -(d)         494
    645        PNC Preferred Funding Trust (a)  6.52            -(d)         471
    500        Popular North America Capital
                 Trust I (c)                    6.56    9/15/2034            344
    500        Regions Financing Trust II (c)   6.63    5/15/2047            351
  1,000        TCF National Bank (c)            5.50    2/01/2016          1,034
    500        Webster Capital Trust IV (c)     7.65    6/15/2037            367
                                                                   -------------
                                                                           5,206
                                                                   -------------
               REITS - DIVERSIFIED (0.4%)
  1,000        Washington REIT (c)              5.25    1/15/2014            895
                                                                   -------------
               REITS - RETAIL (0.2%)
    500        Rouse Co. LP (a),(c)             6.75    5/01/2013            449
                                                                   -------------
               THRIFTS & MORTGAGE FINANCE (1.0%)
  1,000        Countrywide Financial Corp. (c)  4.50    6/15/2010            917
    870        Independence Community Bank
                 Corp. (c)                      3.75    4/01/2014            745

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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                  COUPON                      VALUE
        (000) SECURITY                         RATE     MATURITY           (000)
--------------------------------------------------------------------------------
$   500        Washington Mutual Preferred
                 Funding Trust I (a),(c)        6.53%           -(d) $       288
                                                                   -------------
                                                                           1,950
                                                                   -------------
               Total Financials                                           14,742
                                                                   -------------

               INDUSTRIALS (1.1%)
               ------------------
               BUILDING PRODUCTS (0.2%)
    500        USG Corp. (c)                    6.30   11/15/2016            415
                                                                   -------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    750        Ametek, Inc. (c)                 7.20    7/15/2008            755
                                                                   -------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    500        Allied Waste North America,
                 Inc. (c)                       5.75    2/15/2011            498
                                                                   -------------
               TRUCKING (0.2%)
    500        Roadway Corp. (c)                8.25   12/01/2008            495
                                                                   -------------
               Total Industrials                                           2,163
                                                                   -------------

               UTILITIES (2.3%)
               ----------------
               ELECTRIC UTILITIES (1.8%)
  1,000        Entergy Louisiana, Inc. (c)      5.83   11/01/2010            997
  1,000        Monongahela Power Co. (c)        7.36    1/15/2010          1,058
    508        Oglethorpe Power Corp. (c)       6.97    6/30/2011            532
    226        Power Contract Financing (a),(c) 6.26    2/01/2010            230
  1,000        PPL Capital Funding, Inc. (c)    6.70    3/30/2067            854
                                                                   -------------
                                                                           3,671
                                                                   -------------
               MULTI-UTILITIES (0.5%)
    500        Black Hills Corp. (c)            6.50    5/15/2013            500
    500        Puget Sound Energy, Inc. (c)     6.97    6/01/2067            453
                                                                   -------------
                                                                             953
                                                                   -------------
               Total Utilities                                             4,624
                                                                   -------------
               Total Corporate Obligations(cost: $26,885)                 24,539
                                                                   -------------

               EURODOLLAR AND YANKEE OBLIGATIONS (6.1%)

               ENERGY (0.4%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
    300        PEMEX Finance Ltd. (c)           9.03    2/15/2011            321
    500        Trans-Canada Pipelines Ltd. (c)  6.35    5/15/2067            445
                                                                   -------------
                                                                             766
                                                                   -------------
               Total Energy                                                  766
                                                                   -------------

               FINANCIALS (5.5%)
               -----------------
               DIVERSIFIED BANKS (3.1%)
    500        Barclays Bank plc (a)            5.93            -(d)         423
    500        BBVA International Preferred,
                 S.A. Unipersonal (a)           5.92            -(d)         402

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                              of INVESTMENTS
                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                  COUPON                      VALUE
        (000) SECURITY                         RATE     MATURITY           (000)
--------------------------------------------------------------------------------
$ 1,000        BOI Capital Funding Number
                 3 LP (a),(c)                   6.11%           -(d) $       760
    500        Landsbanki Islands hf (a),(c)    7.43            -(d)         374
    500        Lloyds TSB Group plc (a),(c)     6.27            -(d)         416
    500        Mizuho Capital Investment 1
                 Ltd. (a),(c)                   6.69            -(d)         441
  1,000        National Capital Trust II
                 (a),(c)                        5.49            -(d)         849
    500        Natixis                         10.00            -(d)         507
    880        Nordea Bank AB (a),(c)           5.42            -(d)         741
    500        Skandinaviska Enskilda Banken AB
                 (a),(c)                        5.47            -(d)         420
    500        Standard Chartered plc (a),(c)   6.41            -(d)         414
    500        Sumitomo Mitsui Financial Group
                 (a),(c)                        6.08            -(d)         448
                                                                   -------------
                                                                           6,195
                                                                   -------------
               LIFE & HEALTH INSURANCE (0.2%)
    500        AXA S.A. (a),(c)                 6.46            -(d)         415
                                                                   -------------
               MULTI-LINE INSURANCE (0.5%)
  1,000        ING Capital Funding Trust III
                 (c)                            8.44            -(d)       1,005
                                                                   -------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
    500        Allied World Assurance Holdings
                 Ltd. (c)                       7.50    8/01/2016            500
    500        Catlin Insurance Co. Ltd.
                 (a),(c)                        7.25            -(d)         418
                                                                   -------------
                                                                             918
                                                                   -------------
               REGIONAL BANKS (0.5%)
    500        Credit Agricole S.A. (a)         6.64            -(d)         411
  1,000        Glitnir Banki hf (a),(c)         7.45            -(d)         648
                                                                   -------------
                                                                           1,059
                                                                   -------------
               REINSURANCE (0.5%)
    500        Montpelier Re Holdings Ltd. (c)  6.13    8/15/2013            494
    500        Platinum Underwriters Finance,
                 Inc. (c)                       7.50    6/01/2017            492
                                                                   -------------
                                                                             986
                                                                   -------------
               SPECIALIZED FINANCE (0.2%)
    500        QBE Capital Funding II LP (a),
                 (c)                            6.80            -(d)         430
                                                                   -------------
               Total Financials                                           11,008
                                                                   -------------

               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.2%)
    500        Glencore Finance S.A. (c)        8.00            -(d)         498
                                                                   -------------
               Total Eurodollar and Yankee Obligations
               (cost: $13,962)                                            12,272
                                                                   -------------

               ASSET-BACKED SECURITIES (4.6%)

               FINANCIALS (4.6%)
               -----------------
               ASSET-BACKED FINANCING (4.6%)
    237        Aerco Ltd. (a)                   3.24(e) 7/15/2025            237
    500        American Express Credit Account
                 Master Trust (a)               3.07(e) 9/15/2016            365
  1,000        ARG Funding Corp. (a)            4.29    4/20/2011            952
  1,000        Banc of America  Mortgage
                 Securities, Inc.               4.15(e) 7/25/2034            980
    500        Banc of America Securities Auto
                 Trust                          5.51    2/19/2013            480

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--------------------------------------------------------------------------------
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                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

    PRINCIPAL                                                             MARKET
       AMOUNT                                  COUPON                      VALUE
        (000) SECURITY                         RATE     MATURITY           (000)
--------------------------------------------------------------------------------
$   500        Bank of America Credit Card
                 Trust                         3.01%(e) 6/15/2014   $        394
    500        Bank One Issuance Trust         4.77     2/16/2016            396
    500        Capital One Auto Finance Trust
                 (INS)                         4.71     6/15/2012            464
    500        CPS Auto Receivables Trust
                 (INS)(f)                      6.48     7/15/2013            467
    500        Credit Acceptance Auto Dealer
                 Loan Trust                    6.16     4/15/2013            473
    500        GE Capital Credit Card Master
                 Note Trust                    2.83(e)  9/15/2012            478
    500        MBNA Master Credit Card Note
                 Trust                         6.80     7/15/2014            454
    500        Rental Car Finance Corp. (a)    3.04(e)  7/25/2013            390
    500        Triad Automobile Receivables
                 Trust                         5.43     7/14/2014            499
    928        Trinity Rail Leasing, LP (a)    5.90     5/14/2036            678
  1,000        UPFC Auto Receivables Trust     5.75     9/15/2010          1,008
    500        WFS Financial Owner Trust       4.76     5/17/2013            470
                                                                   -------------
                                                                           9,185
                                                                   -------------
               Total Financials                                            9,185
                                                                   -------------
               Total Asset-Backed Securities(cost: $9,508)                 9,185
                                                                   -------------

               COMMERCIAL MORTGAGE SECURITIES (6.5%)

               FINANCIALS (6.5%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (6.5%)
  1,000        Commercial Mortgage Asset Trust
                 (c)                           6.98     1/17/2032          1,064
  1,000        Commercial Mortgage Trust
                 (a),(c)                       5.15     5/10/2043          1,034
    745        Credit Suisse First Boston
                 Mortgage Securities Corp.     5.10     8/15/2038            678
    911        First Union National Bank
                 Commercial Mortgage Trust(c)  7.39    12/15/2031            940
  1,000        GE Capital Commercial Mortgage
                 Corp. (c)                     6.07     6/10/2038          1,029
    721        Government Lease Trust (a),(c)  6.48     5/18/2011            748
    846        GS Mortgage Securities Corp.
                 II (c)                        4.30     1/10/2040            830
  1,000        J.P. Morgan Chase Commercial
                 Mortgage Securities Corp. (c) 4.82     9/12/2037            991
  1,000        J.P. Morgan Chase Commercial
                 Mortgage Securities Corp. (c) 5.49     4/15/2043            980
  1,000        LB-UBS Commercial Mortgage
                 Trust (c)                     4.85     9/15/2031          1,001
    786        Merrill Lynch Mortgage
                 Investors, Inc. (c)           7.56    11/15/2031            808
  1,000        Morgan Stanley Capital I, Inc.
                 (c)                           5.39(e)  3/12/2044            986
  1,000        Nationslink Funding Corp.
                 (a),(c)                       6.80(e)  1/20/2031          1,000
  1,000        Prudential Mortgage Capital
                 Funding, LLC (c)              6.76     5/10/2034          1,047
                                                                   -------------
                                                                          13,136
                                                                   -------------
               Total Financials                                           13,136
                                                                   -------------
               Total Commercial Mortgage Securities(cost: $13,036)        13,136
                                                                   -------------

               U.S. TREASURY SECURITIES (0.0%)

               NOTES (0.0%)
    100        2.00%, 2/28/2010(cost:  $101)                                 100
                                                                   -------------
               Total Bonds
               (cost: $63,492)                                            59,232
                                                                   -------------

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (0.6%)

               MONEY MARKET FUNDS (0.6%)
    1,103,392  SSgA Prime Money Market Fund, 2.94% (g)
                 (cost:  $1,103)                                   $       1,103
                                                                   -------------


               TOTAL INVESTMENTS (COST: $202,975)                  $     198,650
                                                                   =============

                                                                          MARKET
       NUMBER                                                              VALUE
 OF CONTRACTS  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               PURCHASED OPTIONS (0.2%)
          324  Put - On S&P 500 Index expiring June 21, 2008
                 at 1265                                                     322
                                                                   -------------


               TOTAL PURCHASED OPTIONS
                (COST: $389)                                       $         322
                                                                   =============


               WRITTEN OPTIONS (0.1%)
         (324) Call - On S&P 500 Index expiring May 17, 2008
                 at 1430                                                    (160)
         (324) Put - On S&P 500 Index expiring May 17, 2008
                 at 1190                                                     (11)
                                                                   -------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $343)                           $        (171)
                                                                  ==============


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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in

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USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)


upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchased options which are exercised are added to the cost of the securities acquired for call options or offset against the proceeds received from the sale of the underlying securities for put options. Premiums paid for purchasing options that are closed through an offsetting sale transaction become a component of realized gain/loss.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed delivery or when issued commitments as of April 30, 2008.

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                    (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)


D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $10,632,000 and $14,852,000, respectively, resulting in net unrealized depreciation of $4,220,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $201,324,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.4% of net assets at April 30, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
(INS)          Principal and interest payments are insured by Financial Guaranty
               Insurance Co., or Financial Security Assurance Holdings, Ltd.
iShares        iShares - exchange-traded  funds, managed by Barclays Global Fund
               Advisors,  that  represent  a  portfolio  of stocks  designed  to closely track a specific  market index.  iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           Standard  &  Poor's  depositary   receipt,  or  "Spider,"  is  an
               exchange-traded fund based on either the S&P 500 Index or the S&P
               MidCap  400  Index,   and  is  traded  on  the   American   Stock
               Exchange(AMEX).

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) At April 30, 2008, portions of these securities were segregated to cover outstanding written option calls.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2008.

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                    (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2008 (UNAUDITED)


(f) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(g) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
 * Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.